Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Accrued Liabilities and Other Liabilities [Abstract]
Payables to liquidity providers	$ 1,194	$ 2,246
Accrued expenses	39,858	12,014
Accrued expenses and other current liabilities	$ 41,052	$ 14,260